Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Time charter revenues (service element included)	$237,387	$233,076	$167,386
Bareboat revenues	45,115	45,115	45,115
Other revenues (loss of hire insurance recoveries and other income)	59	1,265	6,702
Total revenues	$282,561	$279,456	$219,203

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2020	$272,166
2021	226,557
2022	149,350
2023	63,918
2024	20,093
2025	8,581
Total	$740,665

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2020	$644
2021	644
2022	644
Total	$1,932
Less imputed interest	133
Carrying value of operating lease liabilities	$1,799